Note 09 - General and Administrative Expenses (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Regulatory, Tax & Insurance [Abstract]
of which: bank levy	€ 762	€ 553	€ 633
Other expenses [Abstract]
of which: litigation related net expenses	€ 413	€ 466	€ 158